Statement of Changes in Net Assets Available for Benefits - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 95,753,592
Employer	63,479,465
Total contributions	159,233,057
Investment income:
Net appreciation in fair value of investments	359,963,138
Dividends and interest	17,263,081
Net investment income	377,226,219
Interest income on notes receivable from participants	2,719,483
Class action settlement proceeds	8,664
Total additions	539,187,423
Deductions:
Benefits paid to participants	217,568,910
Administrative expenses, net	119,868
Total deductions	217,688,778
Net increase	321,498,645
Net Assets Available for Benefits - Beginning of year	2,032,972,811
Net Assets Available for Benefits - End of year	$ 2,354,471,456